Employee Benefits - Pension Costs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation Related Costs [Abstract]
Pension plan based on multi-employer union plan	€ 62.4	€ 54.9	€ 50.8
Pension plans based on defined contribution	38.4	30.8	28.9
Pension and retirement expenses	€ 100.8	€ 85.7	€ 79.7